UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Strategic Partners Opportunity Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2008

Date of reporting period:	5/31/2007

Item 1.	Schedule of Investments

Jennison Select Growth Fund

Schedule of Investments

as of May 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 100.9%
COMMON STOCKS
Aerospace & Defense 5.3%
15,200	Boeing Co. (The)	$1,528,968
20,300	United Technologies Corp.	1,432,165

		2,961,133

Beverages 2.9%
24,000	PepsiCo, Inc.	1,639,920

Biotechnology 6.7%
18,400	Genentech, Inc.(a)	1,467,768
27,700	Gilead Sciences, Inc.(a)	2,292,729

		3,760,497

Capital Markets 7.0%
47,200	Charles Schwab Corp.	1,060,584
7,000	Goldman Sachs Group, Inc.	1,615,740
18,800	UBS AG	1,226,512

		3,902,836

Communications Equipment 7.6%
59,300	Cisco Systems, Inc.(a)	1,596,356
45,700	QUALCOMM, Inc.	1,962,815
4,200	Research In Motion Ltd.(a)(b)	697,536

		4,256,707

Computer & Peripherals 7.0%
18,700	Apple, Inc.(a)	2,273,172
35,900	Hewlett-Packard Co.	1,640,989

		3,914,161

Consumer Finance 1.7%
14,600	American Express Co.	948,708

Diversified Financial Services 2.2%
14,700	NYSE Euronext(a)(b)	1,221,276

Energy Equipment & Services 2.2%
15,800	Schlumberger Ltd.	1,230,346

Healthcare Equipment & Supplies 2.1%
8,500	Alcon, Inc.	1,173,510

Hotels, Restaurants & Leisure 2.0%
23,600	Marriott International, Inc. (Class A Shares)(b)	1,086,780

Household Products 3.1%
26,900	Procter & Gamble Co.	1,709,495

Industrial Conglomerates 2.7%
40,100	General Electric Co.	1,506,958

Insurance 2.9%
22,700	American International Group, Inc.	1,642,118

Internet Software & Services 5.4%
6,100	Google, Inc. (Class A Shares)(a)	3,036,275

Media 6.6%
62,900	News Corp. (Class A Shares)	1,389,461
64,800	Walt Disney Co. (The)	2,296,512

		3,685,973

Multiline Retail 3.5%
14,900	Kohl’s Corp.(a)	1,122,268
13,100	Target Corp.	817,833

		1,940,101

Pharmaceuticals 10.6%
23,700	Abbott Laboratories	1,335,495
11,600	Novartis AG (ADR)(Switzerland)	651,688
21,400	Roche Holding Ltd. (ADR)(Switzerland)	1,962,838
24,600	Schering-Plough Corp.	805,404
6,100	Teva Pharmaceutical Industries Ltd. (ADR)(Israel)(b)	239,120
15,600	Wyeth	902,304

		5,896,849

Semiconductors & Semiconductor Equipment 5.9%
27,100	Broadcom Corp. (Class A Shares)(a)	828,176
61,300	Intel Corp.	1,359,021
68,800	Marvell Technology Group Ltd.(a)	1,081,536

		3,268,733

Software 8.3%
57,000	Adobe Systems, Inc.(a)	2,512,560
8,300	Electronic Arts, Inc.(a)	405,621
54,800	Microsoft Corp.	1,680,716

		4,598,897

Textiles, Apparel & Luxury Goods 3.2%
35,000	Coach, Inc.(a)(b)	1,797,600

Wireless Telecommunication Services 2.0%
13,400	NII Holdings, Inc.(a)	1,091,698

	Total long-term investments (cost $41,961,785)	56,270,571

SHORT-TERM INVESTMENT 7.2%
Affiliated Money Market Mutual Fund
4,007,169	Dryden Core Investment Fund–Taxable Money Market Series (cost $4,007,169; includes $4,007,169 of cash collateral received for securities on loan)(c)(d)	4,007,169

	Total Investments 108.1% (cost $45,968,954)(e)	60,277,740

	Liabilities in excess of other assets (8.1%)	(4,530,009)

	Net Assets 100.0%	$55,747,731

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $3,843,296; cash collateral of $4,007,169 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund–Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$46,323,804	$14,373,261	$(419,325)	$13,953,936

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Dryden Strategic Value Fund

Schedule of Investments

as of May 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS

Aerospace & Defense 1.7%
10,900	General Dynamics Corp.	$874,616
4,600	Northrop Grumman Corp.	347,806
5,000	Raytheon Co.	278,000
6,700	United Technologies Corp.	472,685

		1,973,107

Automobiles & Components 0.7%
25,200	Ford Motor Co.	210,168
7,400	General Motors Corp.	221,926
6,400	Harley-Davidson, Inc.	390,976

		823,070

Automotive Components 0.4%
4,500	Johnson Controls, Inc.	493,650

Beverages 1.3%
4,900	Anheuser-Busch Cos., Inc.	261,366
21,400	Coca-Cola Enterprises, Inc.	499,690
18,300	Constellation Brands, Inc. (Class A Shares)(a)	444,690
4,100	Molson Coors Brewing Co.	375,437

		1,581,183

Building Products 0.4%
13,800	Masco Corp.	416,898

Capital Markets 4.6%
4,100	Bear Stearns Cos., Inc. (The)	614,836
3,600	Goldman Sachs Group, Inc.	830,952
10,400	Lehman Brothers Holdings, Inc.	763,152
16,600	Merrill Lynch & Co., Inc.	1,539,318
18,900	Morgan Stanley	1,607,256

		5,355,514

Chemicals 2.5%
24,400	Dow Chemical Co. (The)	1,107,272
5,300	E.I. DuPont de Nemours & Co.	277,296
8,600	Eastman Chemical Co.	568,976
7,000	PPG Industries, Inc.	533,330
7,800	Rohm & Haas Co.	413,478

		2,900,352

Commercial Banks 7.8%
13,300	BB&T Corp.	560,063
5,900	Comerica, Inc.	370,697
16,400	Huntington Bancshares, Inc.	368,344
13,500	National City Corp.	466,965
7,800	PNC Financial Services Group, Inc.	575,640
18,444	Regions Financial Corp.	657,897
8,400	SunTrust Banks, Inc.	750,036
33,700	US Bancorp	1,165,346
34,721	Wachovia Corp.	1,881,531
55,600	Wells Fargo & Co.	2,006,604
4,800	Zions Bancorporation	386,208

		9,189,331

Commercial Services & Supplies 0.2%
6,200	R.R. Donnelley & Sons Co.	265,484

Computers & Peripherals 1.8%
19,900	Hewlett-Packard Co.	909,629
8,000	International Business Machines Corp.	852,800
7,000	Lexmark International, Inc.(a)	363,510

		2,125,939

Consumer Finance 0.5%
6,900	Capital One Financial Corp.	550,482

Containers & Packaging 0.4%
8,700	Ball Corp.	481,632

Diversified Consumer Services 0.2%
12,400	H&R Block, Inc.	293,756

Diversified Financial Services 9.7%
76,200	Bank of America Corp.	3,864,102
82,100	Citigroup, Inc.	4,473,629
60,000	JPMorgan Chase & Co.	3,109,800

		11,447,531

Diversified Telecommunication Services 6.4%
110,120	AT&T, Inc.	4,552,361
12,100	CenturyTel, Inc.	597,982
55,000	Verizon Communications, Inc.	2,394,150

		7,544,493

Electric Utilities 2.8%
18,100	American Electric Power Co., Inc.	862,103
20,824	Duke Energy Corp.	406,901
2,600	Entergy Corp.	293,540
4,600	Exelon Corp.	358,800
12,200	Progress Energy, Inc.	611,098
21,000	Southern Co. (The)	756,210

		3,288,652

Energy Equipment & Services 0.7%
1,700	BJ Services Co.	343,161
12,400	Nabors Industries Ltd.(a)	433,256

		776,417

Food & Staples Retailing 0.9%
12,800	Kroger Co. (The)	388,096
13,900	Supervalu, Inc.	662,196

		1,050,292

Food Products 1.8%
7,600	Archer-Daniels-Midland Co.	266,304
20,000	ConAgra Foods, Inc.	510,000
13,702	Kraft Foods, Inc. (Class A Shares)	463,676
23,900	Sara Lee Corp.	427,810
22,500	Tyson Foods, Inc. (Class A Shares)	501,525

		2,169,315

Healthcare Providers & Services 0.7%
4,900	Cigna Corp.	821,387

Hotels, Restaurants & Leisure 1.2%
2,700	Darden Restaurants, Inc.	123,039
25,300	McDonald’s Corp.	1,278,915

		1,401,954

Household Durables 3.0%
4,500	Black & Decker Corp.	424,935
4,900	Centex Corp.	236,964
9,400	D.R. Horton, Inc.	219,678
5,400	KB Home	247,806
16,400	Leggett & Platt, Inc.	401,308
6,400	Lennar Corp. (Class A Shares)	292,160
12,400	Newell Rubbermaid, Inc.	393,824
9,600	Pulte Homes, Inc.	261,984
7,400	Stanley Works (The)	467,902
5,000	Whirlpool Corp.	558,250

		3,504,811

Industrial Conglomerates 0.2%
1,200	Textron, Inc.	128,760
3,100	Tyco International Ltd. (Bermuda)	103,416

		232,176

Insurance 7.4%
6,000	ACE Ltd. (Cayman Islands)	369,420
15,500	Allstate Corp. (The)	953,250
4,800	AMBAC Financial Group, Inc.	430,128
35,000	American International Group, Inc.	2,531,900

12,500	AON Corp.	536,500
10,400	Chubb Corp.	570,648
6,900	Hartford Financial Services Group, Inc.	711,873
9,487	Lincoln National Corp.	687,808
6,300	MBIA, Inc.	419,265
15,200	Progressive Corp. (The)	350,360
6,300	Torchmark Corp.	441,693
12,200	Travelers Cos., Inc. (The)	660,874

		8,663,719

IT Services 0.8%
9,300	Computer Sciences Corp.(a)	515,220
6,600	Convergys Corp.(a)	169,884
10,100	Electronic Data Systems Corp.	290,981

		976,085

Leisure Equipment & Products 1.1%
11,400	Brunswick Corp.	392,502
13,300	Eastman Kodak Co.	337,288
18,600	Mattel, Inc.	520,986

		1,250,776

Machinery 2.4%
8,400	Deere & Co.	1,011,948
7,800	Eaton Corp.	731,172
8,900	Ingersoll-Rand Co. Ltd. (Class A Shares) (Bermuda)	456,837
5,700	Parker-Hannifin Corp.	577,752

		2,777,709

Media 1.6%
7,850	CBS Corp. (Class B Shares)	261,091
14,450	Comcast Corp. (Class A Shares)(a)	396,075
11,300	Gannett Co., Inc.	664,666
7,700	Tribune Co.	247,940
5,950	Viacom, Inc. (Class B Shares)(a)	267,274

		1,837,046

Metals & Mining 0.7%
20,900	Alcoa, Inc.	862,752

Multiline Retail 0.4%
12,900	Federated Department Stores, Inc.	515,097

Multi-Utilities 3.6%
11,000	Consolidated Edison, Inc.	537,020
6,300	Dominion Resources, Inc.	558,117
10,200	DTE Energy Co.	539,376
7,177	Integrys Energy Group, Inc.	401,194
22,700	NiSource, Inc.	504,167
4,900	Public Service Enterprise Group, Inc.	435,806
11,500	Sempra Energy	705,180
26,200	Xcel Energy, Inc.	601,290

		4,282,150

Oil, Gas & Consumable Fuels 16.3%
14,800	Anadarko Petroleum Corp.	734,820
3,200	Apache Corp.	258,400
40,900	Chevron Corp.	3,332,941
31,996	ConocoPhillips	2,477,450
12,000	Devon Energy Corp.	921,360
90,700	Exxon Mobil Corp.	7,543,518
11,900	Hess Corp.	704,718
10,700	Marathon Oil Corp.	1,324,767
10,300	Murphy Oil Corp.	607,700
21,600	Occidental Petroleum Corp.	1,187,352

		19,093,026

Paper & Forest Products 1.2%
9,200	International Paper Co.	360,364
18,000	Louisiana-Pacific Corp.	369,000
7,734	Weyerhaeuser Co.	633,879

		1,363,243

Pharmaceuticals 6.8%
30,100	Bristol-Myers Squibb Co.	912,331
26,200	King Pharmaceuticals, Inc.(a)	556,488
34,400	Merck & Co., Inc.	1,804,280
131,000	Pfizer, Inc.	3,601,190
18,200	Wyeth	1,052,688

		7,926,977

Road & Rail 1.1%
7,600	CSX Corp.	345,344
8,700	Ryder System, Inc.	469,104
3,600	Union Pacific Corp.	434,448

		1,248,896

Specialty Retail 2.0%
18,647	Autonation, Inc.(a)	412,472
3,300	Autozone, Inc.(a)	424,479
12,900	Home Depot, Inc.	501,423
15,900	RadioShack Corp.	542,826
6,900	Sherwin-Williams Co. (The)	466,716

		2,347,916

Textiles, Apparel & Luxury Goods 1.2%
12,500	Jones Apparel Group, Inc.	372,250
11,600	Liz Claiborne, Inc.	402,404
6,400	VF Corp.	600,192

		1,374,846

Thrifts & Mortgage Finance 1.4%
13,000	Countrywide Financial Corp.	506,220
5,600	MGIC Investment Corp.	364,000
19,100	Washington Mutual, Inc.	835,052

		1,705,272

Tobacco 1.4%
17,500	Altria Group, Inc.	1,244,250
8,000	UST, Inc.	427,120

		1,671,370

Wireless Telecommunication Services 0.2%
10,300	Sprint Nextel Corp.	235,355

	Total Investments 99.5% (cost $85,653,797)(b)	116,819,661
	Other assets in excess of liabilities 0.5%	545,460

	Net Assets 100%	$117,365,121

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of May 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$85,836,038	$31,883,336	$899,713	$30,983,623

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

The Funds invest in the Taxable Money Market Series, a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Opportunity Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 26, 2007

*	Print the name and title of each signing officer under his or her signature.